November 30, 1998

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:  Division of Investment Management

       Re:  Merrill Lynch Multi-State Limited Maturity
	    Municipal Series Trust Post-Effective Amendment
	    No. 6 to the Registration Statement on Form N-1A
	    (Securities Act File No. 33-50417
	    Investment Company Act File No. 811-6282)

Ladies and Gentlemen:

   Pursuant to Rule 497 (j) under the Securities Act of
1933, as amended (the "1933 Act"), Merrill Lynch Multi-State
Limited Maturity Municipal Series Trust (the "Trust") hereby certifies that:

   (1) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497 (c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 6 to the Trust's Registration Statement on Form N-1A, constituting the most recent amendment to the Trust's Registration Statement on Form N-1A; and

   (2) the text of Post-Effective Amendment No. 6 to the Trust's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange
       Commission on November 24, 1998.

				 Very truly yours,

		Merrill Lynch Multi-State Limited Maturity
		Municipal Series Trust

		By:   Alice A. Pellegrino /s/
		      _________________________
			Alice A. Pellegrino
			Secretary